7. Debt Discount - Debt Discount (Details) (USD $)	15 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Notes to Financial Statements
Debt Discount, beg.		$ 1,832,888
Debt discount	1,925,191
Accumulated amortization	(92,304)
Debt Discount, end		$ 1,832,888